Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest income
Interest and fees on loans	$ 49,624,046	$ 41,824,692
Interest on taxable debt securities	3,633,292	3,807,650
Interest on tax-exempt debt securities	321,645	361,268
Dividends	228,169	138,682
Interest on federal funds sold and overnight deposits	1,193,788	769,849
Total interest income	55,000,940	46,902,141
Interest expense
Interest on deposits	14,115,544	9,341,928
Interest on borrowed funds	4,358,437	1,550,048
Interest on repurchase agreements	797,002	747,091
Interest on junior subordinated debentures	1,098,590	1,053,873
Total interest expense	20,369,573	12,692,940
Net interest income	34,631,367	34,209,201
Credit loss expense	1,133,411	1,480,549
Net interest income after credit loss expense	33,497,956	32,728,652
Non-interest income
Service fees	3,811,141	3,689,047
Income from sold loans	370,360	463,444
Other income from loans	1,228,555	1,405,435
Net realized gain on sale of securities AFS	0	36,707
Other income	1,772,160	1,580,443
Total non-interest income	7,182,216	7,175,076
Non-interest expense
Salaries and wages	9,352,000	8,988,040
Employee benefits	3,875,597	3,238,939
Occupancy expenses, net	2,739,657	2,813,523
Other expenses	9,509,838	8,536,280
Total non-interest expense	25,477,092	23,576,782
Income before income taxes	15,203,080	16,326,946
Income tax expense	2,438,630	2,895,091
Net income	$ 12,764,450	$ 13,431,855
Earnings per common share	$ 2.28	$ 2.43
Weighted average number of common shares used in computing earnings per share	5,553,052	5,471,457
Dividends declared per common share	$ 0.94	$ 0.92